CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 12,862	$ 24,568	$ 27,558
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	(608)	(4,294)	2,910
Unrealized income (loss) on foreign currency cash flow hedge	738	(589)	(36)
Income tax benefit (expense) related to components of other comprehensive income (loss)	(241)	92	8
Total other comprehensive income (loss), net of tax	(111)	(4,791)	2,882
Comprehensive income	12,751	19,777	30,440
Less: comprehensive income (loss) attributable to non-controlling interest		768	(2,405)
Comprehensive income attributable to controlling interest	$ 12,751	$ 20,545	$ 28,035